10. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 USAMember	Dec. 31, 2011 USAMember	Dec. 31, 2012 CanadaMember	Dec. 31, 2011 CanadaMember	Dec. 31, 2012 AustraliaMember	Dec. 31, 2011 AustraliaMember	Dec. 31, 2012 MongoliaMember	Dec. 31, 2011 MongoliaMember	Dec. 31, 2012 ChinaMember	Dec. 31, 2011 ChinaMember	Dec. 31, 2012 PeruMember	Dec. 31, 2011 PeruMember
Non-capital losses available for deduction against future taxable income		$ 25,470,000	$ 22,000,000	$ 30,380,000	$ 25,340,000	$ 580,000	$ 400,000	$ 8,860,000	$ 8,570,000	$ 690,000	$ 680,000	$ 300,000	$ 240,000
Expiration of deductions	These losses, if not utilized, will expire through 2032.